Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
Amortization expense	$ 22,196	$ 26,951	$ 26,195